UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-09527

The DCM Series Trust

(Exact name of registrant as specified in charter)

7 Wells Avenue, Newton MA 02459

(Address of principal executive offices)               (Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         617-527-0033

Date of fiscal year end:  9/30

Date of reporting period:3/31/05

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

TRUSTEES
Scott Allen Stuart N. Cole Jonathan J. Derby Mark A Derby Neal Shalom

INVESTMENT ADVISOR
Derby Capital Management, Inc. 7 Wells Avenue Newton, MA 02459

ADMINISTRATOR
Gemini Fund Services, LLC 150 Motor Parkway Hauppauge, NY 11788

CUSTODIAN
Bank of New York 1 Wall Street, 25th Floor New York, NY 10286

LEGAL COUNSEL
Thomson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202-4089	DCM Fund

INDEPENDENT ACCOUNTANTS
Russell, Brier & Co. Ten P.O. Square, 6th Floor Boston, MA 02109

DCM Growth Fund c/o Gemini Fund Services, LLC Omaha, NE 68154-1952 www.dcmfunds.com

Member NASD/SIPC
Not FDIC Insured No Bank Guarantee May Lose Value	March 31, 2005

Holdings By Industry	% of Net Assets
Consumer Discretionary	16.21%
Consumer Staples	6.57
Energy	10.56
Financials	31.73
Healthcare	4.08
Industrials	12.64
Short-Term and Other*	18.21

* Other includes an investment in registered investment companies amounting to 7.73% of net assets.

DCM FUND
SCHEDULE OF INVESTMENTS
March 31, 2005 (Unaudited)
			Market
Shares	Security		Value
	COMMON STOCK - 77.87%
	Consumer Discretionary - 16.21%
	Auto / Truck Parts - 3.96%
10,451	Johnson Controls, Inc.		$ 582,748

	Media - 3.36%
6,230	Gannett, Inc.		492,668

	Retailing - 8.89%
11,810	Ethan Allen Interiors, Inc.		377,920
7,491	Home Depot, Inc.		286,456
23,525	Rent-A-Center Inc. +		642,468
			1,306,844

	Consumer Staples - 6.57%
	Food, Beverage & Tobacco - 6.57%
39,965	Coca-Cola Femsa, S.A. de C.V.		965,954

	Energy - 10.56%
	Oil / Gas - 10.56%
5,069	Conoco Phillips		546,640
13,299	Kinder Morgan, Inc.		1,006,734
			1,553,374

	Financials - 27.81%
	Diversified Financials - 18.14%
18,432	Citigroup, Inc.		828,334
28,507	Washington Mutual, Inc.		1,126,027
11,891	Wells Fargo & Co.		711,082
			2,665,443
	Insurance - 9.67%
10,152	American International Group, Inc.		562,522
153	Berkshire Hathaway, Inc., Class B +		436,968
11,788	Hilb, Rogal and Hamilton Co.		422,010
			1,421,500
The accompanying notes are an integral part of these financial statements.

DCM FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005 (Unaudited)
Shares /			Market
Principal ($)	Security		Value
	Healthcare - 4.08%
	Pharmaceuticals & Biotechnology - 4.08%
22,810	Pfizer, Inc.		$ 599,219

	Industrials - 12.64%
	Capital Goods - 2.88%
14,485	D.R. Horton, Inc.		423,541
483	Lucent Technologies, Inc. Warrants @ $2.75, expire 12/10/07 +		324
			423,865

	Commercial Services & Supplies - 9.76%
22,556	Bisys Group, Inc. +		353,678
19,000	Cendant Corp.		390,260
13,232	H&R Block, Inc.		669,275
950	PHH Corp. +		20,777
			1,433,990

	TOTAL COMMON STOCK
	(Cost $10,449,152)		11,445,605

	CORPORATE BONDS - 3.92%
$ 600,000	General Motors Nova Fin.,
	6.85% due 10/15/08 (Cost $576,300)		575,928

	REGISTERED INVESTMENT COMPANIES - 7.73%
52,585	Evergreen Asset Allocation Fund, Class A		707,793
40,541	PIMCO Emerging Markets Bond Fund, Class A		428,919

	TOTAL REGISTERED INVESTMENT COMPANIES
	(Cost $1,147,000)		1,136,712

The accompanying notes are an integral part of these financial statements.

DCM FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005 (Unaudited)
Shares /			Market
Principal ($)	Security		Value
	SHORT-TERM INVESTMENTS - 8.70%
	Registered Investment Companies - 1.91%
280,000	BNY Hamilton Money Fund, Hamilton Shares,
	due 4/1/05		$ 280,000

	U.S. Treasuries - 6.79%
	United States Treasury Bills:
$ 250,000	To yield 2.31% due 4/14/05		249,776
750,000	To yield 2.40% due 4/28/05		748,605
			998,381
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,278,381)		1,278,381

	TOTAL INVESTMENTS
	(Cost $13,450,833*)	98.22%	$ 14,436,626

	Other assets in excess of liabilities	1.78%	261,137

	TOTAL NET ASSETS	100.00%	$ 14,697,763

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

The accompanying notes are an integral part of these financial statements.

DCM FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2005 (Unaudited)

Assets:
Cash	$ 1,829,419
Investments in securities, at value
(Cost $12,172,452)	13,158,245
Short-term investments, at cost	1,278,381
Dividends and interest receivable	31,568
Prepaid expenses and other assets	22,949
Total Assets	16,320,562

Liabilities:
Payable for investment securities purchased	1,593,633
Investment advisory fees payable	8,489
Accrued expenses and other liabilities	20,677
Total Liabilities	1,622,799

Net Assets	$ 14,697,763

Net Assets Consist Of:
Paid in capital	$ 17,726,085
Accumulated net investment loss	(1,668)
Accumulated net realized loss from security transactions	(4,012,447)
Net unrealized appreciation of investments	985,793

$ 14,697,763

Net asset value and redemption price per share*
($14,697,763/1,833,298 shares of capital stock outstanding)	$ 8.02

* The Fund will impose a 1% redemption fee for any redemptions of Fund shares ocurring within the first six months of purchase.
The accompanying notes are an integral part of these financial statements.

DCM FUND
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2005 (Unaudited)

Investment Income:
Dividends	$ 135,739
Interest	8,298
Total investment income	144,037

Expenses:
Advisory fees	71,969
Administration fees	24,417
Legal fees	16,828
Transfer agent fees	13,016
Audit fees	4,905
Insurance expense	3,481
Trustees' fees	3,172
Registration fees	2,730
Custody fees	1,833
Printing expense	1,476
Other expenses	7,007
Total expenses	150,834

Less:
Advisory fees waived	(25,039)
Net expenses	125,795
Net investment income	18,242

Net Realized and Unrealized Gain
on Investments:
Net realized gain from security transactions	425,345
Net change in unrealized appreciation (depreciation) of investments	97,708
Net realized and unrealized gain on investments	523,053

Net increase in net assets resulting from operations	$ 541,295
The accompanying notes are an integral part of these financial statements.

DCM FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Year
	March 31, 2005	Ended
	(Unaudited)	September 30, 2004

From Operations:
Net investment income	$ 18,242	$ 15,893
Net realized gain from security transactions	425,345	510,497
Net change in unrealized appreciation
(depreciation) of investments	97,708	744,092
Net increase in net assets
resulting from operations	541,295	1,270,482

Distributions to Shareholders:
From net investment income	(35,803)	-
Net decrease in net assets resulting
from distributions to shareholders	(35,803)	-

From Capital Share Transactions:
Shares sold	887,213	2,032,724
Shares reinvested	35,744	-
Shares redeemed	(336,675)	(440,413)
Net increase in net assets from
capital share transactions	586,282	1,592,311

Net increase in net assets	1,091,774	2,862,793

Net Assets:
Beginning of Period	13,605,989	10,743,196
End of Period*	$ 14,697,763	$ 13,605,989
* Includes accumulated net investment income (loss) of:	$ (1,668)	$ 15,893

Capital Share Transactions:
Shares sold	110,986	261,834
Shares reinvested	4,333	-
Shares redeemed	(41,586)	(56,253)
	73,733	205,581

The accompanying notes are an integral part of these financial statements.

DCM FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
	Six Months								Period
	Ended								Ended
	March 31, 2005		Year Ended September 30,						September 30,
	(Unaudited)		2004		2003		2002	2001	2000 (1)
Net Asset Value,
Beginning of Period	$ 7.73		$ 6.91		$ 5.79		$ 6.51	$ 10.06	$ 10.00
Income (Loss) From
Investment Operations:
Net investment income (loss) (2)(3)	0.01		0.01	*	(0.01)	*	(0.03)	(0.10)	(0.09)
Net realized and unrealized gain (loss)
from investment operations (2)	0.30		0.81		1.13		(0.69)	(3.45)	0.15
Total from investment operations	0.31		0.82		1.12		(0.72)	(3.55)	0.06

Less distributions from:
Net investment income	(0.02)		-		-		-	-	-
Net realized gains	-		-		-		-	-	-
Total distributions	(0.02)		-		-		-	-	-
Net Asset Value,
End of Period	$ 8.02		$ 7.73		$ 6.91		$ 5.79	$ 6.51	$ 10.06

Total Return (4)	3.75%		11.87%		19.34%		(11.06)%	(35.29)%	0.60%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$14,698		$13,606		$10,743		$ 7,142	$ 7,670	$10,864
Ratio of expenses to average net
assets, before waiver/reimbursement	2.10%	(5)	2.08%		2.55%		2.54%	2.22%	2.61%	(5)
Ratio of net expenses to average net
assets, after waiver/reimbursement	1.75%	(5)	1.50%		1.50%		1.50%	1.48%	1.50%	(5)
Ratio of net investment loss to average net
assets, before waiver/reimbursement	(0.09)%	(5)	(0.46)%		(1.14)%		(1.48)%	(1.36)%	(1.95)%	(5)
Ratio of net investment income (loss)
to average net assets, after
waiver/reimbursement	0.25%	(5)	0.12%		(0.09)%		(0.44)%	(0.62)%	(0.83)%	(5)

Portfolio Turnover Rate	22.76%		28.67%		41.99%		31.51%	40.14%	62.69%
(1)	For the period from October 19, 1999 (commencement of operations) to September 30, 2000.
(2)	Per share amounts calculated using the monthly average shares method.
(3)	For the period ended March 31, 2005, the years ended September 30, 2004, 2003, 2002 and 2001 and the period ended September 30, 2000, the advisor voluntarily waived its fee and reimbursed other expenses. Had such actions not been undertaken, net investment loss would have been $(0.00), $(0.04), $(0.07), $(0.10), $(0.22) and $(0.21), respectively.
(4)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5) Annualized.
*	For the years ended September 30, 2004 and September 30, 2003, the unrounded values were $0.009 and $(0.006), respectively.

The accompanying notes are an integral part of these financial statements.

DCM FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (Unaudited)

Note 1.  Organization

The DCM Fund (the “Fund”) is organized as a series of the DCM Series Trust (the “Trust”), a Massachusetts business trust formed on August 5, 1999, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).  The Fund commenced operations on October 19, 1999.   The Fund’s business and affairs are managed by its officers under the direction of its Board of Trustees.  The Fund’s investment objective is to seek long-term growth of capital.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.                         Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value.   Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees.  There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of those securities, if any; and (iii) the evaluation of the forces which influence the market in which the securities are purchased or sold.  As of March 31, 2005, the Fund did not hold any securities for which market quotations were not readily available.

B.                          Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.   Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

C.                          Federal Income Taxes - The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to registered investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.

At September 30, 2004, the Fund had, for Federal income tax purposes, the following capital loss carry forwards available to offset future capital gains expiring on September 30 of the years below:

	2009	2010	2011	Total
Capital Loss Carry Forwards	$1,310,406	$1,485,966	$1,641,420	$4,437,792

To the extent that these carry forward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

D.                         Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date.  The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

DCM FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2005 (Unaudited)

E.                          Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

Note 3.  Investment Advisory Fee and Other Transactions

The Trust has entered into an investment advisory agreement (the “Agreement”) with Derby Capital Management (the “Advisor”). Pursuant to the Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees, and furnishes office space and all necessary facilities, equipment and executive personnel necessary for managing the day-to-day operations of the Fund.   For its services, the Advisor receives a fee, to be paid monthly, calculated at an annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has voluntarily agreed to waive its advisory fee and reimburse other expenses to the extent the Fund’s operating expenses exceed 1.75% (excluding distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) of the Fund’s average daily net assets.   For the six months ended March 31, 2005, the Advisor waived fees amounting to $25,039.

The Trust has entered into an Administrative Service Agreement and a Transfer Agency and Service Agreement (“Agreements”) with Gemini Fund Services, LLC (“GFS”). Pursuant to the Agreements, GFS serves as Administrator, Transfer Agent and Dividend Disbursing and Fund Accounting Agent to the Fund. For these services, the Fund pays GFS an annual fee, paid monthly, based on a percentage of the Fund’s average daily net assets, subject to certain minimum requirements.

Aquarius Fund Distributors, LLC (“AFD”), an affiliate of GFS, acts as the Distributor of the Trust.   The Trust has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act.   Pursuant to the Plan, the Distributor will pay the promotional and advertising expenses related to the distribution of the Fund’s shares and for the printing of all Fund prospectuses used in connection with the distribution and sale of the Fund’s shares. The Fund will pay AFD a fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.   During the six months ended March 31, 2005, the Plan was not active, hence the Fund did not accrue any fees and no payments were made.

The Fund will impose a 1% redemption fee for any redemption of Fund shares occurring within the first six months of purchase.    No such fees were collected during the six months ended March 31, 2005.

Note 4.  Investment Transactions

During the six months ended March 31, 2005, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities, aggregated $2,822,991 and $3,893,117, respectively.

At March 31, 2005 the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation………………………………	$1,541,584
Gross unrealized depreciation………………………………	(555,791)
Net unrealized appreciation…………………………………	$ 985,793

DCM FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2005 (Unaudited)

Note 5.   Tax Components of Capital and Other

The Fund did not make any distributions to shareholders during the year ended September 30, 2004.

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carry Forwards	Undistributed Long Term Capital Gains	Post-October Loss Deferrals	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Total

$(4,437,792)	-	-	$15,893	$888,085	$(3,533,814)

DCM FUND
SUPPLEMENTAL INFORMATION
March 31, 2005 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost  (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from October 1, 2004 through March 31, 2005.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (10/1/04)	Ending Account Value (3/31/05)	Expenses Paid During Period** (10/1/04-3/31/05)
Actual	$1,000.00	$1,018.71	$8.81
Hypothetical (5% return before expenses)	1,000.00	1,016.21	8.80

** Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the days in the reporting period).

DCM FUND
SUPPLEMENTAL INFORMATION (Continued)
March 31, 2005 (Unaudited)

At a meeting of the Board of Trustees (the “Board”) held on October 12, 2004, the Board, including the disinterested Trustees (the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Agreement”) between the Adviser and the Fund.  Fund counsel discussed the Independent Trustees’ fiduciary duty to shareholders and their duty to request and evaluate certain information with respect to approving the continuance of the Agreement.

During their deliberations, the Independent Trustees considered:  (1) the investment performance of the Fund; (2) the nature, extent and quality of services provided by the Adviser; (3) fees charged by the Adviser and the resulting profits to the Adviser and its affiliates, including other revenue to the Adviser and its affiliates from their relationship with the Fund; and (4) the extent to which the Fund will benefit from economies of scale as it grows and whether fee levels reflect these economies of scale.

The Trustees discussed with representatives of the Adviser the investment techniques used in managing the Fund, the personnel of the Adviser, and the manner in which portfolio transactions of the Fund are conducted, including the lack of soft dollars arrangements.  The Trustees discussed the Adviser’s management of private separate accounts.  The Board thoroughly reviewed and discussed comparative data relating to the Fund’s expenses, as well as the performance of the Fund, relative to its peers, and discussed the composition of the peer group.  The Board concluded that the performance of the Fund was acceptable, and that the nature, extent and quality of services provided to the Fund by the Adviser were consistent with the Board’s expectations.   As for the fees paid to the Adviser, after giving effect to waivers and reimbursement (as adjusted to reflect a 1.75% fee cap), the Trustees concluded that the fees paid to the adviser were reasonable.  The Trustees considered the fact that the Adviser had controlled the Fund’s total expenses.  With respect to profitability, it was noted that the Adviser currently reimburses Fund expenses and/or waives advisory fees to keep Fund expenses down and, therefore, realizes no profit for the Fund at this time. The Board considered the extent to which economies of scale could be realized as the Fund grows, but determined that, due to the small size of the Fund, it was not a material consideration at this time. The Board, including the Independent Trustees, concluded that, based on their collective business judgment, the terms of the Agreement are fair and reasonable, and that the most appropriate course of action in the best interests of the Fund’s shareholders was to approve continuance of the Agreement.

DCM FUND
SUPPLEMENTAL INFORMATION (Continued)
March 31, 2005 (Unaudited)

The Trustees and officers of the DCM Fund are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 7 Wells Avenue, Newton, MA 02459.

Name, Age and Address	Position, Term of Office and Length of Time Served with the DCM Series Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

INTERESTED TRUSTEES
Term Lifetime of Trust until removal, resignation or retirement

Jonathan Jay Derby (41)	Co-Chairman, Vice- President, Secretary and Treasurer since 1999	Vice-President and legal counsel for Derby and Company, Inc.
Mark Alan Derby (44)	Co-Chairman, President since 1999	Vice President of Derby and Company, Inc.

NON-INTERESTED TRUSTEES
Term Lifetime of Trust until removal, resignation or retirement

Stuart N. Cole (43) 1172 Beacon Street Newton, MA 02461	Trustee since 1999	Partner in the law firm of Barr & Cole, Chief Executive Officer of County Mortgage Trust, Partner and founder of H&S Investments, President of Washington Realty, Inc.
Scott Allen (43) Neil Shalom (46)	Trustee since 2002 Trustee since 2002

Vice-President/General Manager of M.S. Walker Co., Member of the Presidents Council for the Distilled Spirits Industry.

Partner in Equity Industrial Partners Corp., President of Newmarket Properties Ltd.

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge, upon request, by calling 1-888-878-2696.

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30, 2004 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-878-2696 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st and 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-878-2696.

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of February 29, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     The DCM Series Trust

By (Signature and Title)

*                                      /s/ Mark Alan Derby

                                        Mark Alan Derby, President

Date                                             6/2/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*            /s/ Mark Alan Derby

Mark Alan Derby, President

Date                                             6/2/05

By (Signature and Title)

*            s/ Jonathan Jay Derby

Jonathan Jay Derby, Vice-President, Treasurer and Secretary

Date                                             6/2/05

* Print the name and title of each signing officer under his or her signature.